Long-Term Debt, Maturities of Finance Lease Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Maturities of Financing Lease Liabilities [Abstract]
2026	$ 2,737
2027	2,738
2028	19,140
Total lease payments (undiscounted)	24,615
Less: Discount based on incremental borrowing rate	(3,573)
Total finance lease liability	$ 21,042
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Finance Lease, Liability, Current, Finance Lease, Liability, Noncurrent
Revenue generated from right of use asset	$ 2,693